Note 5 - Loans and Leases - Aging of the Recorded Investment in Past Due Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Past due	$ 4,589	$ 6,310
Loans and leases not past due	557,025	500,102
LOANS AND LEASES	561,614	506,412
Commercial Portfolio Segment [Member]
Past due	482	513
Loans and leases not past due	68,503	55,410
LOANS AND LEASES	68,985	55,923
Commercial Real Estate Portfolio Segment [Member]
Past due	735	1,621
Loans and leases not past due	322,032	278,276
LOANS AND LEASES	322,767	279,897
Agriculture [Member]
Past due		145
Loans and leases not past due	11,645	12,318
LOANS AND LEASES	11,645	12,463
Agriculture [Member] | Real Estate Loan [Member]
Past due	248	25
Loans and leases not past due	31,431	32,022
LOANS AND LEASES	31,679	32,047
Consumer Portfolio Segment [Member]
Past due	4	1
Loans and leases not past due	6,692	4,663
LOANS AND LEASES	6,696	4,664
Residential 1 - 4 Family Real Estate [Member]
Past due	3,120	4,005
Loans and leases not past due	116,722	117,413
LOANS AND LEASES	119,842	121,418
Financing Receivables, 30 to 59 Days Past Due [Member]
Past due	3,544	4,499
Financing Receivables, 30 to 59 Days Past Due [Member] | Commercial Portfolio Segment [Member]
Past due	482	419
Financing Receivables, 30 to 59 Days Past Due [Member] | Commercial Real Estate Portfolio Segment [Member]
Past due	580	636
Financing Receivables, 30 to 59 Days Past Due [Member] | Agriculture [Member]
Past due
Financing Receivables, 30 to 59 Days Past Due [Member] | Agriculture [Member] | Real Estate Loan [Member]
Past due	7	25
Financing Receivables, 30 to 59 Days Past Due [Member] | Consumer Portfolio Segment [Member]
Past due	4	1
Financing Receivables, 30 to 59 Days Past Due [Member] | Residential 1 - 4 Family Real Estate [Member]
Past due	2,471	3,418
Financing Receivables, 60 to 89 Days Past Due [Member]
Past due	371	728
Financing Receivables, 60 to 89 Days Past Due [Member] | Commercial Portfolio Segment [Member]
Past due		34
Financing Receivables, 60 to 89 Days Past Due [Member] | Commercial Real Estate Portfolio Segment [Member]
Past due		354
Financing Receivables, 60 to 89 Days Past Due [Member] | Agriculture [Member]
Past due		145
Financing Receivables, 60 to 89 Days Past Due [Member] | Agriculture [Member] | Real Estate Loan [Member]
Past due
Financing Receivables, 60 to 89 Days Past Due [Member] | Consumer Portfolio Segment [Member]
Past due
Financing Receivables, 60 to 89 Days Past Due [Member] | Residential 1 - 4 Family Real Estate [Member]
Past due	371	195
Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Past due	674	1,083
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Commercial Portfolio Segment [Member]
Past due		60
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Commercial Real Estate Portfolio Segment [Member]
Past due	155	631
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Agriculture [Member]
Past due
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Agriculture [Member] | Real Estate Loan [Member]
Past due	241
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Consumer Portfolio Segment [Member]
Past due
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Residential 1 - 4 Family Real Estate [Member]
Past due	$ 278	$ 392